Fees and Expenses - Macquarie Healthcare Fund	Mar. 31, 2025 USD ($)
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	$ 50,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%	[1]
Management fees	0.83%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.18%
Total annual fund operating expenses	1.26%
Fee waivers and expense reimbursements	(0.05%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.21%
Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
Management fees	0.83%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.18%
Total annual fund operating expenses	2.01%
Fee waivers and expense reimbursements	(0.05%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.96%
Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.83%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.18%
Total annual fund operating expenses	1.51%
Fee waivers and expense reimbursements	(0.05%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.46%
Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.83%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.18%
Total annual fund operating expenses	1.01%
Fee waivers and expense reimbursements	(0.05%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.96%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.96% of the Fund’s average daily net assets from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.